Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of contingent liabilities [abstract]
Schedule of capital commitments and contingent liabilities

	2023	2022
	£m	£m
Future capital expenditure
Contracted for but not provided[1]	3,035	2,881
Energy purchase commitments[2]
Less than 1 year	1,391	1,386
In 1 to 2 years	985	1,366
In 2 to 3 years	1,057	1,219
In 3 to 4 years	912	1,189
In 4 to 5 years	929	1,088
More than 5 years	13,920	12,266
	19,194	18,514
Guarantees
Guarantee of subleases for US properties (expire up to 2040)	219	149
Guarantees of certain obligations of Grain LNG (expire up to 2025)	32	31
Guarantees of certain obligations for construction of HVDC West Coast Link	—	84
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	281	569
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	44	44
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2023)	144	130
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	1,185	1,177
Other guarantees and letters of credit (various expiry dates)	321	380
	2,226	2,564
1.Included within future capital expenditure for the year ended 31 March 2022 was £205 million pertaining to the UK Gas Transmission business.
2.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).